Share Capital	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Share Capital

16. Share Capital

Common shares

As of December 31, 2025, the Company had one class of common shares outstanding: the Class A common shares.

2019 Omnibus Incentive Plan

Effective February 4, 2019, the Company adopted the 2019 Omnibus Incentive Plan, which was thereafter amended and restated on September 29, 2021 and September 25, 2025 (the “Equity Incentive Plan”), pursuant to which directors, officers and employees, among others, of the Company and its subsidiaries are eligible to receive awards in the form of non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalents, cash awards, unrestricted stock and other equity-based or equity-related awards (see note 17). In April 2020, 184,270 shares were issued under grants made pursuant to the Equity Incentive Plan. In 2025, 2024, 2023, 2022 and 2021, 466,258, 483,713, 440,698, 586,819 and 747,604 Class A common shares were issued under the Equity Incentive Plan, respectively.

Common Share Repurchase Program

In July 2023, the Board of Directors authorized the repurchase of up to $40,000 of the Company’s Class A common shares. During 2025, the Company did not repurchase any Class A common shares. During 2024 and 2023, the Company repurchased 251,772 and 1,242,663 Class A common shares, reducing the issued and outstanding shares. As at December 31, 2025, the Company had 35,913,628 Class A common shares outstanding.

Dividends

On May 10, 2024, the Company announced a dividend of $0.375 per Class A common share from the earnings of the first quarter of 2024 paid on June 3, 2024, to common shareholders of record as of May 24, 2024, amounting to $13,255. On August 5, and November 11, 2024, the Company announced a dividend of $0.45 per Class A common share from the earnings of the second and third quarter of 2024, respectively, each paid on September 4, 2024, and December 4, 2024, to common shareholders of record as of August 23, and November 22, 2024, respectively, each amounting to $15,965 and $16,004.

On February 12, 2025, the Company announced a dividend of $0.45 per Class A common share from the earnings of the fourth quarter of 2024, paid on March 6, 2025, to Class A common shareholders of record as of February 24, 2025, amounting to $16,043.

On May 12, 2025, the Company announced a dividend of $0.525 per Class A common share from the earnings of the first quarter of 2025, paid on June 3, 2025, to Class A common shareholders of record as of May 23, 2025, amounting to $18,763.

On August 5, 2025, the Company announced a dividend of $0.525 per Class A common share from the earnings of the second quarter of 2025, paid on September 4, 2025, to Class A common shareholders of record as of August 22, 2025, amounting to $18,809.

On November 10, 2025, the Company announced an increase of $0.10 per Class A common share in the quarterly supplemental dividend for a total quarterly dividend of $0.625 per Class A common share, commencing with the dividend payable in December 2025. Dividend announced paid on December 4, 2025, to Class A common shareholders of record as of November 21, 2025, amounting to $22,446.

16. Share Capital

Common shares (continued)

Common Share ATM Program

On August 16, 2024, the Company entered into an equity distribution agreement with Evercore Group L.L.C. under which the Company could offer and sell its Class A common shares having an aggregate offering price of up to $100,000 (the “Prior Common Share ATM Program”). As of December 31, 2024, the Company issued 27,106 Class A common shares under the Prior Common Share ATM Program at an average price of $27.02.

On September 23, 2025, the Company renewed its “at the market” offering program for its Class A common shares, and in connection therewith, entered into an equity distribution agreement with Evercore Group L.L.C. and Jefferies LLC, pursuant to which the Company may, from time to time, offer and sell up to $100,000 of its Class A common shares, par value $0.01 per share, in aggregate (the “Common Share ATM Program”). The Common Share ATM Program renewed and replaced the Prior Common Share ATM Program, on similar terms, which expired on September 16, 2025. At the time of such expiration, remaining capacity under the Prior Common Share ATM Program was approximately $99,277 (out of the original $100,000).

Preferred shares

On August 20, 2014, the Company issued 1,400,000 Depositary Shares (the "Depositary Shares"), each of which represents 1/100th of one share of the Company's 8.75% Series B Cumulative Perpetual Preferred Shares ("Series B Preferred Shares") representing an interest in 14,000 Series B Preferred Shares, par value $0.01 per share, with a liquidation preference of $2,500.00 per share (equivalent to $25.00 per Depositary Share) (NYSE:GSL-B), priced at $25.00 per Depositary Share. The net proceeds from the offering were $33,497. Dividends are payable at 8.75% per annum in arrears on a quarterly basis. At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).

These shares are classified as Equity in the Consolidated Balance Sheets. The dividends payable on the Series B Preferred Shares are presented as a reduction of Retained Earnings in the Consolidated Statements of Changes in Shareholders’ Equity, when and if declared by the Board of Directors. An initial dividend was declared on September 22, 2014, for the third quarter 2014. Dividends have been declared for all subsequent quarters.

On September 23, 2025, the Company renewed its “at the market” offering program for its Depositary Shares, and in connection therewith, entered into an At Market Issuance Sales Agreement with B. Riley Securities, Inc. and Evercore Group L.L.C., pursuant to which the Company may, from time to time, offer and sell up to $150,000 of its Depositary Shares, in aggregate (the “Preferred Share ATM Program”). The Preferred Share ATM Program renews and replaces the Company’s prior “at the market” offering program that was in place with B. Riley Securities, Inc., on similar terms, which expired on September 16, 2025 (the “Prior Preferred Share ATM Program”). No sales were made under the Prior Preferred Share ATM Program, and no sales have been made under the Preferred Share ATM Program.

As of December 31, 2025, there were 4,359,190 Depositary Shares outstanding, representing an interest in 43,592 Series B Preferred Shares.